Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 120,585	$ 505,091	$ 1,124
Restricted cash	949	25,386	703
Deposits	47,592	63,370	6,412
Other current assets	5,985	13,410	6,200
Total current assets	175,111	607,257	14,439
Property and equipment, net	387,075	293,135	293,933
Right of use assets	19,349
Other non-current assets	6,707	7,040	8,010
Total assets	588,242	907,432	316,382
Current liabilities
Accounts payable	61,787	37,773	86,601
Accrued expenses and other current liabilities	92,392	90,512	52,382
Related party accrued interest	12,660	11,231	82,260
Accrued interest	504	8,263	36,030
Operating lease liabilities, current portion	2,015
Finance lease liabilities, current portion	1,903
Related party notes payable	12,962	13,655	332,355
Notes payable, current portion	73,496	132,372	149,199
Total current liabilities	257,719	293,806	849,051
Vendor payables in trust			110,224
Operating lease liabilities, less current portion	18,217
Finance lease liabilities, less current portion	7,295	7,570	36,501
Other liabilities, less current portion	3,609	3,720	1,000
Notes payable, less current portion		34,682	9,168
Total liabilities	286,840	339,778	895,720
Commitments and contingencies
Commitment to issue Class A Common Stock	32,900
Stockholders’ equity
Class A Common Stock, $0.0001 par value; 750,000,000 shares authorized; 238,543,475 and 168,693,323 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	24	17	9
Class B Common Stock, $0.0001 par value; 75,000,000 shares authorized; 64,000,588 and no shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	6		6
Additional paid-in capital	3,491,041	3,482,226	1,817,760
Accumulated other comprehensive loss	(3,261)	(6,945)	(5,974)
Accumulated deficit	(3,219,308)	(2,907,644)	(2,391,139)
Total stockholders’ equity	268,502	567,654	(579,338)
Total liabilities and stockholders’ equity (deficit)	$ 588,242	$ 907,432	$ 316,382